Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Series B, C, D, E Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series E Convertible Preferred Stock [Member]	Old Ginkgo Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Previously Reported [Member]	Previously Reported [Member] Series B, C, D, E Convertible Preferred Stock [Member]	Previously Reported [Member] Old Ginkgo Common Stock [Member]	Previously Reported [Member] Treasury Stock, Common [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Revision of Prior Period, Adjustment [Member] Series B, C, D, E Convertible Preferred Stock [Member]	Revision of Prior Period, Adjustment [Member] Common Stock [Member]	Revision of Prior Period, Adjustment [Member] Old Ginkgo Common Stock [Member]	Revision of Prior Period, Adjustment [Member] Treasury Stock, Common [Member]	Revision of Prior Period, Adjustment [Member] Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2018	$ 213,432	$ 0	$ 116		$ 0	$ (24,453)	$ 450,391	$ (221,942)	$ 9,320	$ 213,432	$ 149	$ 86	$ (24,449)	$ 450,268	$ (221,942)	$ 9,320	$ (149)	$ 116	$ (86)	$ (4)	$ 123
Beginning balance (Shares) at Dec. 31, 2018		0	1,153,356,703		0	(37,135,889)					14,943,599	8,555,710	(756,633)				(14,943,599)	1,153,356,703	(8,555,710)	(36,379,256)
Exercise of stock options	7						7
Exercise of stock options, Share			500,621
Vesting of restricted stock awards, Share			367,858
Repurchase of common stock	(408)					$ (408)
Repurchase of common stock Share			490,805			(490,805)
Stock Issued During Period, Value, New Issues				$ 0
Stock Issued During Period, Shares, New Issues				0
Issuance of warrants to purchase convertible preferred stock	150						150
Stock-based compensation expense	771						771
Retirement of treasury stock Shares			(37,626,694)			37,626,694
Retirement of treasury stock			$ (4)			$ 24,861	(24,857)
Net loss	(119,857)							(119,327)	(530)
Recognition of beneficial conversion feature related to issuance of convertible promissory notes	198,957						198,957
Reacquisition of beneficial conversion feature related to convertible promissory notes	(211,608)						(211,608)
Conversion of convertible promissory notes into Series E convertible preferred stock	211,608		7				211,601
Issuance of Series E convertible preferred stock, net of issuance costs of $4,830	$ 208,801			$ 7			208,794
Issuance of Series E convertible preferred stock, net of issuance costs of 4,830 Shares				69,812,427
Conversion of convertible promissory notes into Series E convertible preferred stock(Shares)			69,151,117
Ending balance (Shares) at Dec. 31, 2019	0
Ending balance at Dec. 31, 2019	$ 501,853	$ 0	$ 126		$ 0		834,206	(341,269)	8,790
Ending balance (Shares) at Dec. 31, 2019		0	1,255,562,032		0
Exercise of stock options	26						26
Exercise of stock options, Share			1,921,941
Vesting of restricted stock awards, Share			256,838
Stock-based compensation expense	476						476
Net loss	(126,723)							(126,609)	(114)
Issuance of Series E convertible preferred stock, net of issuance costs of $4,830	$ 94,420						94,417
Issuance of Series E convertible preferred stock, net of issuance costs of 0 (Shares)				30,855,065
Issuance of Series E convertible preferred stock, net of issuance costs of 0				$ 3
Ending balance (Shares) at Dec. 31, 2020	0	0	129		0
Ending balance at Dec. 31, 2020	$ 470,052						$ 929,125	$ (467,878)	$ 8,676
Ending balance (Shares) at Dec. 31, 2020		0	1,288,595,876		0